DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments And Risk Management Tables [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
c. Derivative instrument disclosure:

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	December 31,
	2015	2014

	(U.S. $ in millions)

Forward starting interest rate swap - cash flow hedge	$3,500	$-
Interest rate swap - fair value hedge	1,294	1,750
Cross-currency swap - cash flow hedge	588	1,875
Treasury lock - cash flow hedge	500	-
Forecasted transactions - cash flow hedge	-	280

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

Reported under	(U.S. $ in millions)

Asset derivatives:
Other current assets:
Cross-currency swaps - cash flow hedge	$-	$14	$-	$-
Forward starting interest rate swaps - cash flow hedge	26	-	-	-
Option and forward contracts -cash flow hedge	-	14	-	-
Option and forward contracts	-	-	25	68
Other non-current assets:
Cross-currency swaps - cash flow hedge	78	6	-	-
Interest rate swaps - fair value hedge	1	-	-	-

Liability derivatives:
Other current liabilities:
Forward starting interest rate swaps - cash flow hedge	(10)	-	-	-
Treasury lock- cash flow hedge	(5)	-	-	-
Option and forward contracts -cash flow hedge	-	(1)	-	-
Option and forward contracts	-	-	(11)	(53)
Senior notes and loans:
Interest rate swaps - fair value hedge	(11)	(43)	-	-

Schedule of Accounts Receivable Securitization
	As of and for the year ended December 31,

	2015	2014
	(U.S. $ in millions)

Sold receivables at the beginning of the year	$585	$590
Proceeds from sale of receivables	3,447	4,287
Cash collections (remitted to the owner of the receivables)	(3,532)	(4,202)
Effect of currency exchange rate changes	(55)	(90)
Sold receivables at the end of the year	$445	$585